Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Current
Federal
State
Current income tax expense (benefit)
Deferred
Federal
State
Deferred income tax expense (benefit)
Total income tax provision (benefit)